Equity - The details of changes in the average number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	516,593,202	515,894,758
Increase of shares outstanding	0	700,870
Decrease of shares outstanding	(7,814,685)	(2,426)
Number of shares outstanding at end of period	508,778,517	516,593,202